Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill By Operating Segment
Goodwill as of December 31, 2018 and 2017 and changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Specialty Engineered Materials	Color, Additives and Inks	PolyOne Distribution	Total
Balance at January 1, 2017	173.5	346.4	1.6	521.5
Acquisition of businesses	—	77.0	—	77.0
Currency translation	(0.3)	1.1	—	0.8
Balance at December 31, 2017	173.2	424.5	1.6	599.3
Acquisition of businesses	16.3	25.8	—	42.1
Currency translation	(0.6)	(1.7)	—	(2.3)
Balance at December 31, 2018	$188.9	$448.6	$1.6	$639.1

Carrying Value And Accumulated Amortization Of Intangible Assets
Indefinite and finite-lived intangible assets consisted of the following:

	As of December 31, 2018
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$277.8	$(74.8)	$(0.7)	$202.3
Patents, technology and other	185.1	(64.4)	(0.9)	119.8
Indefinite-lived trade names	100.3	—	—	100.3
Total	$563.2	$(139.2)	$(1.6)	$422.4

	As of December 31, 2017
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$256.7	$(61.4)	$0.1	$195.4
Patents, technology and other	155.2	(52.3)	—	102.9
Indefinite-lived trade names	100.3	—	—	100.3
Total	$512.2	$(113.7)	$0.1	$398.6

Schedule of Indefinite-Lived Intangible Assets
Indefinite and finite-lived intangible assets consisted of the following:

	As of December 31, 2018
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$277.8	$(74.8)	$(0.7)	$202.3
Patents, technology and other	185.1	(64.4)	(0.9)	119.8
Indefinite-lived trade names	100.3	—	—	100.3
Total	$563.2	$(139.2)	$(1.6)	$422.4

	As of December 31, 2017
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$256.7	$(61.4)	$0.1	$195.4
Patents, technology and other	155.2	(52.3)	—	102.9
Indefinite-lived trade names	100.3	—	—	100.3
Total	$512.2	$(113.7)	$0.1	$398.6

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	We expect finite-lived intangibles amortization expense for the next five years as follows:

	2019	2020	2021	2022	2023
Expected amortization expense	$25.8	$25.4	$25.2	$23.2	$20.8